Condensed consolidating financial statements (Condensed consolidating statements of cash flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from (used in) operating activities	$ 155,913	$ 269,966	$ 211,393
Cash flows from investing activities
Acquisition of businesses, net of cash acquired	(60,836)	(38,289)	(181,718)
Investment in unconsolidated subsidiary	0	0	(48,013)
Capital expenditures for property and equipment	(32,291)	(53,792)	(60,263)
Long-term loans and advances to affiliates	0	0	0
Other	1,821	21,390	964
Net cash used in investing activities	(91,306)	(70,691)	(289,030)
Cash flows from financing activities
Borrowings under Credit Facility due to acquisitions	0		181,718
Borrowings under Credit Facility	94,984	15,423	223,235
Issuance of Senior Notes	0	0	403,250
Repayment of long-term debt	(120,077)	(98,415)	(715,131)
Long-term loans and advances to affiliates	0	0	0
Deferred financing costs	0	(6)	(12,003)
Repurchases of stock	(6,438)	(96,632)	(4,316)
Proceeds from stock issuance	5,275	11,101	5,458
Payment of contingent consideration accrued at acquisition	0	0	(11,435)
Other	(681)	6,505	7,420
Net cash provided by (used in) financing activities	(26,937)	(162,018)	77,054
Effect of exchange rate changes on cash	(5,000)	(260)	(898)
Net increase (decrease) in cash and cash equivalents	32,670	36,997	(1,481)
Cash and cash equivalents
Beginning of period	76,579	39,582	41,063
End of period	109,249	76,579	39,582
Reportable Legal Entities [Member] | FET Inc. (Parent) [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from (used in) operating activities	(17,306)	(16,796)	(3,683)
Cash flows from investing activities
Acquisition of businesses, net of cash acquired	0	0	0
Investment in unconsolidated subsidiary	0	0	0
Capital expenditures for property and equipment	0	0	0
Long-term loans and advances to affiliates	38,019	191,290	(77,933)
Other	0	0	0
Net cash used in investing activities	38,019	191,290	(77,933)
Cash flows from financing activities
Borrowings under Credit Facility due to acquisitions	0		0
Borrowings under Credit Facility	94,984	15,000	402,748
Issuance of Senior Notes	0		403,250
Repayment of long-term debt	(120,077)	(98,406)	(713,521)
Long-term loans and advances to affiliates	0	0	0
Deferred financing costs			(12,003)
Repurchases of stock	(6,438)	(96,632)
Proceeds from stock issuance	5,275	11,101
Payment of contingent consideration accrued at acquisition			0
Other	(8)	(6)	1,142
Net cash provided by (used in) financing activities	(26,264)	(168,943)	81,616
Effect of exchange rate changes on cash	0	0	0
Net increase (decrease) in cash and cash equivalents	(5,551)	5,551	0
Cash and cash equivalents
Beginning of period	5,551	0	0
End of period	0	5,551	0
Reportable Legal Entities [Member] | Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from (used in) operating activities	112,629	175,700	157,198
Cash flows from investing activities
Acquisition of businesses, net of cash acquired	(60,836)	0	(54,389)
Investment in unconsolidated subsidiary	0	0	(48,013)
Capital expenditures for property and equipment	(23,035)	(42,334)	(48,270)
Long-term loans and advances to affiliates	41,755	34,010	(97,316)
Other	1,057	20,862	392
Net cash used in investing activities	(41,059)	12,538	(247,596)
Cash flows from financing activities
Borrowings under Credit Facility due to acquisitions	0		54,389
Borrowings under Credit Facility	0	423	(52,184)
Issuance of Senior Notes	0		0
Repayment of long-term debt	0	124	(1,639)
Long-term loans and advances to affiliates	(38,019)	(191,290)	86,897
Deferred financing costs			0
Repurchases of stock	0	0
Proceeds from stock issuance	0	0
Payment of contingent consideration accrued at acquisition			(11,435)
Other	(673)	6,511	6,278
Net cash provided by (used in) financing activities	(38,692)	(184,232)	82,306
Effect of exchange rate changes on cash	0	0	0
Net increase (decrease) in cash and cash equivalents	32,878	4,006	(8,092)
Cash and cash equivalents
Beginning of period	4,006	0	8,092
End of period	36,884	4,006	0
Reportable Legal Entities [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from (used in) operating activities	60,590	111,062	57,878
Cash flows from investing activities
Acquisition of businesses, net of cash acquired	0	(38,289)	(127,329)
Investment in unconsolidated subsidiary	0	0	0
Capital expenditures for property and equipment	(9,256)	(11,458)	(11,993)
Long-term loans and advances to affiliates	0	0	0
Other	764	528	572
Net cash used in investing activities	(8,492)	(49,219)	(138,750)
Cash flows from financing activities
Borrowings under Credit Facility due to acquisitions	0		127,329
Borrowings under Credit Facility	0	0	(127,329)
Issuance of Senior Notes	0		0
Repayment of long-term debt	0	(133)	29
Long-term loans and advances to affiliates	(41,755)	(34,010)	88,352
Deferred financing costs			0
Repurchases of stock	0	0
Proceeds from stock issuance	0	0
Payment of contingent consideration accrued at acquisition			0
Other	0	0	0
Net cash provided by (used in) financing activities	(41,755)	(34,143)	88,381
Effect of exchange rate changes on cash	(5,000)	(260)	(898)
Net increase (decrease) in cash and cash equivalents	5,343	27,440	6,611
Cash and cash equivalents
Beginning of period	67,022	39,582	32,971
End of period	72,365	67,022	39,582
Eliminations [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from (used in) operating activities	0	0	0
Cash flows from investing activities
Acquisition of businesses, net of cash acquired	0	0	0
Investment in unconsolidated subsidiary	0	0	0
Capital expenditures for property and equipment	0	0	0
Long-term loans and advances to affiliates	(79,774)	(225,300)	175,249
Other	0	0	0
Net cash used in investing activities	(79,774)	(225,300)	175,249
Cash flows from financing activities
Borrowings under Credit Facility due to acquisitions	0		0
Borrowings under Credit Facility	0	0	0
Issuance of Senior Notes	0		0
Repayment of long-term debt	0	0	0
Long-term loans and advances to affiliates	79,774	225,300	(175,249)
Deferred financing costs			0
Repurchases of stock	0	0
Proceeds from stock issuance	0	0
Payment of contingent consideration accrued at acquisition			0
Other	0	0	0
Net cash provided by (used in) financing activities	79,774	225,300	(175,249)
Effect of exchange rate changes on cash	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0
Cash and cash equivalents
Beginning of period	0	0	0
End of period	$ 0	$ 0	$ 0